Financial Instruments and Risk Management - Liquidity Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	$ 258,114	$ 144,542
Bank loan	520,700	212,138
Long-term notes	1,583,240	1,474,184
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn credit facilities	547,700	$ 494,600
Trade and other payables	258,114
Bank loan	522,294
Long-term notes	1,596,323
Interest payable	334,028
Financial liabilities	2,710,759
Less than 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	258,114
Bank loan	0
Long-term notes	0
Interest payable	92,367
Financial liabilities	350,481
1-3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Bank loan	522,294
Long-term notes	750,503
Interest payable	156,525
Financial liabilities	1,429,322
3-5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Bank loan	0
Long-term notes	300,000
Interest payable	72,350
Financial liabilities	372,350
Beyond 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	0
Bank loan	0
Long-term notes	545,820
Interest payable	12,786
Financial liabilities	$ 558,606